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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Wasington, D.C. 20549


                                  FORM N-23C-1


                       STATEMENT BY REGISTERED CLOSED-END
            INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
       SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

(See rules and instructions on back of this form. If acknowledgment is desired, file this form with the Commission in triplicate.)

                 REPORT FOR CALENDAR MONTH ENDING JULY 31, 2001
                                                  -------------

                          FRANKLIN CAPITAL CORPORATION
--------------------------------------------------------------------------------
               (Name of registered closed-end investment company


-----------------------------------------------------------------------------------------------------------
                                                           Approximate Asset
  Date of                          Number of    Price     Value or Approximate         Name of Seller
   Each       Identification        Shares       Per    Asset Coverage Per Share           or of
Transaction     of Security        Purchased    Share       at Time of Purchase       Seller's Broker
-----------------------------------------------------------------------------------------------------------
July 18,      Franklin Capital        500        4.91              $3.40           First New York
  2001        Corporation                                                          Securities Corporation
              Common Stock






-----------------------------------------------------------------------------------------------------------


REMARKS:                                            Franklin Capital Corporation
                                                    ----------------------------
                                                         Name of Registrant

                                                 By /s/ Hiram M. Lazar
                                                    ----------------------------
                                                              (Name)

Date of Statement: August 6, 2001                     Chief Financial Officer
                   --------------                   ----------------------------
                                                              (Title)

     Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
                                                                 SEC 1580 (5-97)